Inventories (Tables)	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Summary of Inventories

	2024	2023	Definitions
	US$M	US$M
Raw materials and consumables	2,305	2,106	Spares, consumables and other supplies yet to be utilised in the production process or in the rendering of services.
Work in progress	3,516	3,514	Commodities currently in the production process that require further processing by the Group to a saleable form.
Finished goods	1,218	1,003	Commodities ready-for-sale and not requiring further processing by the Group.

Total 1	7,039	6,623

Comprising:			Inventories classified as non-current are not expected to be utilised or sold within 12 months after the reporting date or within the operating cycle of the business.
Current	5,828	5,220
Non-current	1,211	1,403

1
Inventory write-downs of US$69 million were recognised during the year (2023: US$100 million; 2022: US$163 million). Inventory write-downs of US$19 million made in previous periods were reversed during the year (2023: US$37 million; 2022: US$23 million).